CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
OPERATING ACTIVITIES
Net loss	$ (10,654,290)	$ (7,865,647)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	885,909	750,633
Right of use asset amortization	30,680	28,018
Amortization of debt discount	545,635	150,000
Stock based compensation	1,001,787	805,347
Shares issued for non-employee services	2,722,570	1,149,600
Warrants issued for services	824,295	8,150
Change in fair value of derivative liability	(906,429)
Change in fair value of derivative liability warrants	50,250	(235,125)
Gain on writedown of liability	(159,035)
Loss on shares issued for conversion of debt	0	77,250
Loss on writedown of derivative liability	135,054
Unrealized loss on marketable securities	178,302
(Increase) decrease in:
Accounts receivable	(82,500)
Interest receivable	(3,541)	(152,104)
Prepaid assets	(56,233)	156,880
Increase (decrease) in:
Accounts payable	(482,127)	(285,456)
Accrued expenses	(410,642)	227,868
Customer deposit	(388,496)	0
Right of use liability	(31,315)	(28,157)
Other current liabilities	(115,000)	0
NET CASH USED IN OPERATING ACTIVITIES	(6,915,126)	(5,212,743)
INVESTING ACTIVITIES
Increase in subscription receivable in exchange for cash	0	(100,000)
NET CASH USED IN INVESTING ACTIVITIES	0	(100,000)
FINANCING ACTIVITIES
Proceeds from notes payable	990,000	1,850,000
Repayment of notes payable	(218,750)	(587,500)
Shares issued for SEPA	2,039,195
Shares issued for cash	3,024,633
Warrants issued for cash	650	500,000
Preferred stock offering	5,455,000	3,218,561
NET CASH PROVIDED BY FINANCING ACTIVITIES	11,290,728	4,981,061
NET INCREASE (DECREASE) IN CASH	4,375,602	(331,682)
CASH AT BEGINNING OF PERIOD	532,885	1,469,134
CASH AT END OF PERIOD	4,908,487	1,137,452
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest paid	6,579	6,579
Taxes paid	0	0
SUPPLEMENTAL NON-CASH DISCLOSURES
Subscriptions receivable	2,100,368	4,100,000
Shares issued for the conversion of debt	$ 2,396,478	$ 868,750